Operating Leases - Summary of Information Related To Leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 6,395
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 46
Weighted-average remaining lease term (in years): Operating leases	2 years 3 months 18 days
Weighted-average discount rate: Operating leases	1.30%